Description of business and significant accounting policies and practices	12 Months Ended
Dec. 31, 2011
Description of business and significant accounting policies and practices [Abstract]
Description of business and significant accounting policies and practices
Description of business and significant accounting policies and practices
Business
At Texas Instruments (TI), we design and make semiconductors that we sell to electronics designers and manufacturers all over the world. We have three reportable segments, which are established along major categories of products as follows:

Analog – consists of High Volume Analog & Logic (HVAL), Power Management (Power) and High Performance Analog (HPA). Following the acquisition of National Semiconductor Corporation (National), our Analog segment also includes National’s ongoing operations under the name of Silicon Valley Analog (SVA);
Embedded Processing – consists of digital signal processors (DSPs) and microcontrollers used in catalog, communications infrastructure and automotive applications; and
Wireless – consists of OMAP™ applications processors, connectivity products and basebands for wireless applications, including handsets and tablet computers.

We report the results of our remaining business activities in Other. See Note 17 for additional information on our business segments.
Basis of presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). The basis of these financial statements is comparable for all periods presented herein.

The consolidated financial statements include the accounts of all subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. All dollar amounts in the financial statements and tables in these notes, except per-share amounts, are stated in millions of U.S. dollars unless otherwise indicated. We have reclassified certain amounts in the prior periods’ financial statements to conform to the 2011 presentation. The preparation of financial statements requires the use of estimates from which final results may vary.

On September 23, 2011, we completed the acquisition of National. The consolidated financial statements include the balances and results of operations of National from the date of acquisition. See Note 2 for more detailed information.

Revenue recognition
We recognize revenue from direct sales of our products to our customers, including shipping fees, when title passes to the customer, which usually occurs upon shipment or delivery, depending upon the terms of the sales order; when persuasive evidence of an arrangement exists; when sales amounts are fixed or determinable; and when collectability is reasonably assured. Revenue from sales of our products that are subject to inventory consignment agreements is recognized when the customer pulls product from consignment inventory that we store at designated locations. Estimates of product returns for quality reasons and of price allowances (based on historical experience, product shipment analysis and customer contractual arrangements) are recorded when revenue is recognized. Allowances include volume-based incentives and special pricing arrangements. In addition, we record allowances for accounts receivable that we estimate may not be collected.

We recognize revenue from direct sales of our products to our distributors, net of allowances, consistent with the principles discussed above. Title transfers to the distributors at delivery or when the products are pulled from consignment inventory, and payment is due on our standard commercial terms; payment terms are not contingent upon resale of the products. We also grant discounts to some distributors for prompt payments. We calculate credit allowances based on historical data, current economic conditions and contractual terms. For instance, we sell to distributors at standard published prices, but we may grant them price adjustment credits in response to individual competitive opportunities they may have. To estimate allowances, we use statistical percentages of revenue, determined quarterly, based upon recent historical adjustment trends.

We also provide distributors an allowance to scrap certain slow-moving or obsolete products in their inventory, estimated as a negotiated fixed percentage of each distributor’s purchases from us. In addition, if we publish a new price for a product that is lower than that paid by distributors for the same product still remaining in each distributor’s on-hand inventory, we may credit them for the difference between those prices. The allowance for this type of credit is based on the identified product price difference applied to our estimate of each distributor’s on-hand inventory of that product. We believe we can reasonably and reliably estimate allowances for credits to distributors in a timely manner.
We determine the amount and timing of royalty revenue based on our contractual agreements with intellectual property licensees. We recognize royalty revenue when earned under the terms of the agreements and when we consider realization of payment to be probable. Where royalties are based on a percentage of licensee sales of royalty-bearing products, we recognize royalty revenue by applying this percentage to our estimate of applicable licensee sales. We base this estimate on historical experience and an analysis of each licensee’s sales results. Where royalties are based on fixed payment amounts, we recognize royalty revenue ratably over the term of the royalty agreement. Where warranted, revenue from licensees may be recognized on a cash basis.

We include shipping and handling costs in COR.

Advertising costs
We expense advertising and other promotional costs as incurred. This expense was $43 million in 2011, $44 million in 2010 and $42 million in 2009.

Income taxes
We account for income taxes using an asset and liability approach. We record the amount of taxes payable or refundable for the current year and the deferred tax assets and liabilities for future tax consequences of events that have been recognized in the financial statements or tax returns. We record a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Other assessed taxes
Some transactions require us to collect taxes such as sales, value-added and excise taxes from our customers. These transactions are presented in our statements of income on a net (excluded from revenue) basis.

Earnings per share (EPS)
Unvested awards of share-based payments with rights to receive dividends or dividend equivalents, such as our restricted stock units (RSUs), are considered to be participating securities and the two-class method is used for purposes of calculating EPS. Under the two-class method, a portion of net income is allocated to these participating securities and, therefore, is excluded from the calculation of EPS allocated to common stock, as shown in the table below.

Computation and reconciliation of earnings per common share are as follows (shares in millions):

	2011			2010			2009
	Net Income	Shares	EPS	Net Income	Shares	EPS	Net Income	Shares	EPS
Basic EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(35)			(44)			(14)
Income allocated to common stock for basic EPS calculation	$2,201	1,151	$1.91	$3,184	1,199	$2.66	$1,456	1,260	$1.16

Adjustment for dilutive shares:
Stock-based compensation plans		20			14			9

Diluted EPS:
Net income	$2,236			$3,228			$1,470
Less income allocated to RSUs	(34)			(44)			(14)
Income allocated to common stock for diluted EPS calculation	$2,202	1,171	$1.88	$3,184	1,213	$2.62	$1,456	1,269	$1.15

Options to purchase 41 million, 88 million and 135 million shares of common stock that were outstanding during 2011, 2010 and 2009, respectively, were not included in the computation of diluted EPS because their exercise price was greater than the average market price of the common shares and, therefore, the effect would be anti-dilutive.

Investments
We present investments on our balance sheets as cash equivalents, short-term investments or long-term investments. Specific details are as follows:

Cash equivalents and short-term investments: We consider investments in debt securities with maturities of three months or less from the date of our investment to be cash equivalents. We consider investments in debt securities with maturities beyond three months from the date of our investment as being available for use in current operations and include these investments in short-term investments. The primary objectives of our cash equivalent and short-term investment activities are to preserve capital and maintain liquidity while generating appropriate returns.
Long-term investments: Long-term investments consist of mutual funds, auction-rate securities, venture capital funds and non-marketable equity securities.
Classification of investments: Depending on our reasons for holding the investment and our ownership percentage, we classify investments in securities as available for sale, trading, equity-method or cost-method investments, which are more fully described in Note 9. We determine cost or amortized cost, as appropriate, on a specific identification basis.

Inventories
Inventories are stated at the lower of cost or estimated net realizable value. Cost is generally computed on a currently adjusted standard cost basis, which approximates cost on a first-in first-out basis. Standard cost is based on the normal utilization of installed factory capacity. Cost associated with underutilization of capacity is expensed as incurred. Inventory held at consignment locations is included in our finished goods inventory. Consigned inventory was $129 million and $130 million as of December 31, 2011 and 2010, respectively.

We review inventory quarterly for salability and obsolescence. A specific allowance is provided for inventory considered unlikely to be sold. Remaining inventory includes a salability and obsolescence allowance based on an analysis of historical disposal activity. We write off inventory in the period in which disposal occurs.

Property, plant and equipment; acquisition-related intangibles and other capitalized costs
Property, plant and equipment are stated at cost and depreciated over their estimated useful lives using the straight-line method. Our cost basis includes certain assets acquired in business combinations that were initially recorded at fair value as of the date of acquisition. Leasehold improvements are amortized using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. We amortize acquisition-related intangibles on a straight-line basis over the estimated economic life of the assets. Capitalized software licenses generally are amortized on a straight-line basis over the term of the license. Fully depreciated or amortized assets are written off against accumulated depreciation or amortization.

Impairments of long-lived assets
We regularly review whether facts or circumstances exist that indicate the carrying values of property, plant and equipment or other long-lived assets, including intangible assets, are impaired. We assess the recoverability of assets by comparing the projected undiscounted net cash flows associated with those assets to their respective carrying amounts. Any impairment charge is based on the excess of the carrying amount over the fair value of those assets. Fair value is determined by available market valuations, if applicable, or by discounted cash flows.

Goodwill and indefinite-lived intangibles
Goodwill is not amortized but is reviewed for impairment annually or more frequently if certain impairment indicators arise. We complete our annual goodwill impairment tests as of October 1 for our reporting units. The test compares the fair value for each reporting unit to its associated carrying value including goodwill. We have had no impairment of goodwill for 2011 or 2010.

Foreign currency
The functional currency for our non-U.S. subsidiaries is the U.S. dollar. Accounts recorded in currencies other than the U.S. dollar are remeasured into the functional currency. Current assets (except inventories), deferred income taxes, other assets, current liabilities and long-term liabilities are remeasured at exchange rates in effect at the end of each reporting period. Property, plant and equipment with associated depreciation and inventories are remeasured at historic exchange rates. Revenue and expense accounts other than depreciation for each month are remeasured at the appropriate daily rate of exchange. Currency exchange gains and losses from remeasurement are credited or charged to OI&E.

Derivatives and hedging
In connection with the issuance of variable-rate long-term debt in May 2011, as more fully described in Note 13, we entered into an interest rate swap designated as a hedge of the variability of cash flows related to interest payments. Gains and losses from changes in the fair value of the interest rate swap are credited or charged to Accumulated other comprehensive income (loss), net of taxes (AOCI).

We also use derivative financial instruments to manage exposure to foreign exchange risk. These instruments are primarily forward foreign currency exchange contracts that are used as economic hedges to reduce the earnings impact exchange rate fluctuations may have on our non-U.S. dollar net balance sheet exposures or for specified non-U.S. dollar forecasted transactions. Gains and losses from changes in the fair value of these forward foreign currency exchange contracts are credited or charged to OI&E. We do not apply hedge accounting to our foreign currency derivative instruments.

We do not use derivatives for speculative or trading purposes.

Changes in accounting standards
In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This standard results in a common requirement between the FASB and the International Accounting Standards Board (IASB) for measuring fair value and for disclosing information about fair-value measurements. While this new standard will not affect how we measure or account for assets and liabilities at fair value, disclosures will be required for interim and annual periods beginning January 1, 2012. There will be no impact to our financial condition or results of operation from the adoption of this new standard.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This standard is intended to simplify how we will test goodwill for impairment. Prior to the issuance of this standard, we were required to use a two-step quantitative test to assess impairment of goodwill. Under this new standard, we will have the option to first assess qualitative factors to determine whether that two-step quantitative test should be performed. This standard is effective for goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. We will adopt this standard effective January 1, 2012.